TYPE			13F-HR
PERIOD			06/30/2007
FILER
CIK			0001107213
CCC			h7@khcdj
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  August 10, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	$2290668

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Boardwalk Real Estate Trust                     B011205       8682   189830 SH       SOLE                   189830
Brookfield Properties Corp                      2129301       2541   104000 SH       SOLE                   104000
Dundee REIT                                     2833505       3451    79800 SH       SOLE                    79800
Macquarie Goodman Group                         B03FYZ4       4998   876632 SH       SOLE                   876632
Stockland                                       6850856       8182  1183352 SH       SOLE                  1183352
Valad Property Group                            6570121      10608  6298967 SH       SOLE                  6298967
Westfield Group                                 B01BTX7      15016   886736 SH       SOLE                   886736
DIC Asset AG                                    7586707       3304    93495 SH       SOLE                    93495
Gecina SA                                       7742468       3374    20149 SH       SOLE                    20149
IVG Immobilien AG                               5740378       4791   121750 SH       SOLE                   121750
Klepierre                                       7582556       6441    37871 SH       SOLE                    37871
Risanamento SPA                                 4703286       1052   142822 SH       SOLE                   142822
Unibail-Rodamco                                 7076242      12560    48910 SH       SOLE                    48910
Allco Commercial Real Estate                    B11HJT8        516   647000 SH       SOLE                   647000
Ascott Group LTD, The                           6837677       4456  3724000 SH       SOLE                  3724000
Capitaland LTD                                  6309303       5084   960000 SH       SOLE                   960000
Capitamall Trust                                6420129       1592   577000 SH       SOLE                   577000
Keppel Land Ltd                                 6853468       4228   739000 SH       SOLE                   739000
Allco Commercial REIT Rights                    B1Z3TM5         25   258800 SH       SOLE                   258800
Castellum AB                                    B0XP0T0       2876   238300 SH       SOLE                   238300
Japan Prime Realty Investment                   6528175        643      165 SH       SOLE                      165
Japan Retail Fund Investment                    6513342       2868      331 SH       SOLE                      331
Mitsubishi Estate Co. LTD                       6596729      13807   509000 SH       SOLE                   509000
Mitsui Fudosan Co. LTD                          6597603      10366   370000 SH       SOLE                   370000
Mori Hills REIT Investment Cor                  B1GF9P3       1303      133 SH       SOLE                      133
NTT Urban Development Corp                      B031SG1       3447     1781 SH       SOLE                     1781
Nippon Building Fund Inc.                       6396800       1786      129 SH       SOLE                      129
Sumitomo Realty & Development                   6858902       8366   257000 SH       SOLE                   257000
British Land Co PLC                             0136701       6253   232585 SH       SOLE                   232585
Capital & Regional PLC                          0174154       2505   107368 SH       SOLE                   107368
Derwent London PLC                              0265274       4593   124745 SH       SOLE                   124745
Great Portland Estates PLC                      B01FLL1       5921   445488 SH       SOLE                   445488
Hammerson PLC                                   0406501       3062   106443 SH       SOLE                   106443
Land Securities Group PLC                       3180943       5643   161355 SH       SOLE                   161355
Quintain Estates & Dev PLC                      0718444       2270   139601 SH       SOLE                   139601
Beijing Capital Land LTD-H                      6623360       1500  2606000 SH       SOLE                  2606000
China Resources Land Ltd                        6193766       6940  4590000 SH       SOLE                  4590000
Hang Lung Properties LTD                        6030506       6919  2007000 SH       SOLE                  2007000
Henderson Land Development                      6420538       4060   596000 SH       SOLE                   596000
Link REIT                                       B0PB4M7       3365  1520500 SH       SOLE                  1520500
Shenzen Investment Ltd                          6535261       6582  8692000 SH       SOLE                  8692000
Sun Hung Kai Properties                         6859927       1986   165000 SH       SOLE                   165000
AMB Property Corporation                        00163T109    43900   824871 SH       SOLE                   824871
Acadia Realty Trust                             004239109    21517   829166 SH       SOLE                   829166
Alexandria Real Estate Equitie                  015271109    67663   698855 SH       SOLE                   698855
American Campus Communities                     024835100    13608   481005 SH       SOLE                   481005
American Tower Corp - Cl A                      029912201    38603   919110 SH       SOLE                   919110
Ashford Hospitality Trust                       044103109    20657  1756510 SH       SOLE                  1756510
Avalon Bay Communities                          053484101    91643   770890 SH       SOLE                   770890
BRE Properties, Inc.                            05564E106    78276  1320224 SH       SOLE                  1320224
Boston Properties                               101121101    47476   464861 SH       SOLE                   464861
Brookfield Properties Corp                      112900105    90210  3710813 SH       SOLE                  3710813
CBL & Associates Properties, I                  124830100    23263   645290 SH       SOLE                   645290
Cousins Property Group Inc                      222795106    15334   528590 SH       SOLE                   528590
DiamondRock Hospitality Co.                     252784301    10939   573320 SH       SOLE                   573320
Digital Realty Trust, Inc.                      253868103    12158   322660 SH       SOLE                   322660
Douglas Emmett Inc                              25960P109    18824   760856 SH       SOLE                   760856
Duke Realty Investments, Inc.                   264411505    15678   439520 SH       SOLE                   439520
Equity Residential Properties                   29476L107   130624  2862678 SH       SOLE                  2862678
Essex Property Trust, Inc.                      297178105    85485   735036 SH       SOLE                   735036
Federal Realty Investment Trus                  313747206    50402   652365 SH       SOLE                   652365
Felcor Suite Hotels, Inc.                       31430F101    14449   555100 SH       SOLE                   555100
General Growth Properties                       370021107    39739   750493 SH       SOLE                   750493
Highwoods Properties, Inc.                      431284108    44142  1177120 SH       SOLE                  1177120
Hilton Hotels Corp                              432848109    50324  1503560 SH       SOLE                  1503560
Host Hotels & Resorts, Inc.                     44107P104    76568  3311777 SH       SOLE                  3311777
Kilroy Realty Corporation                       49427F108    16905   238640 SH       SOLE                   238640
Kimco Realty Corp.                              49446R109    76275  2003558 SH       SOLE                  2003558
Lasalle Hotel Properties                        517942108    20410   470056 SH       SOLE                   470056
Liberty Property Trust                          531172104    43717   995143 SH       SOLE                   995143
Macerich Company                                554382101    42087   510645 SH       SOLE                   510645
National Retail Properties                      637417106    32167  1471510 SH       SOLE                  1471510
Nationwide Health Properties                    638620104    20336   747630 SH       SOLE                   747630
Plum Creek Timber Co                            729251108    32820   787810 SH       SOLE                   787810
Post Properties, Inc.                           737464107    14182   272060 SH       SOLE                   272060
Prologis Trust                                  743410102    87266  1533669 SH       SOLE                  1533669
Public Storage, Inc.                            74460D109    56762   738900 SH       SOLE                   738900
Regency Realty Corp.                            758849103    21284   301902 SH       SOLE                   301902
Republic Property Trust                         760737106     8689   709340 SH       SOLE                   709340
SL Green Realty                                 78440X101    84441   681581 SH       SOLE                   681581
Simon Property Group, Inc.                      828806109   151480  1628119 SH       SOLE                  1628119
Starwood Hotels & Resorts Worl                  85590A401    36546   544900 SH       SOLE                   544900
Sunstone Hotel Investors, Inc.                  867892101    40495  1426366 SH       SOLE                  1426366
Taubman Centers Inc.                            876664103    15949   321490 SH       SOLE                   321490
UDR, Inc.                                       902653104    39983  1520280 SH       SOLE                  1520280
Ventas Inc.                                     92276F100    60116  1658370 SH       SOLE                  1658370
Vornado Realty Trust                            929042109    79313   722080 SH       SOLE                   722080